Basis of Measurement - Schedule of Non-Derivative Financial Liabilities Per Maturity Intervals, Corresponding to Balance Sheets' Remaining Period Until Contract Maturity Date (Details) - Liquidity risk [Member] - BRL (R$)
R$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Non-Derivative Financial Liabilities Per Maturity Intervals, Corresponding to Balance Sheets' Remaining Period Until Contract Maturity Date [Line Items]
Loans and financing	R$ 990,144	R$ 701,902
Loans and financing (interest)	100,005	79,315
Debentures	463,895	545,750
Lease liabilities	420,536	62,484
Suppliers and other accounts payable	276,113	232,807
Non-derivative financial liabilities, undiscounted cash flows	2,250,693	1,622,258
Not later than one year [Member]
Schedule of Non-Derivative Financial Liabilities Per Maturity Intervals, Corresponding to Balance Sheets' Remaining Period Until Contract Maturity Date [Line Items]
Loans and financing	212,105	84,369
Loans and financing (interest)	21,423	9,534
Debentures	84,072	79,677
Lease liabilities	105,419	24,892
Suppliers and other accounts payable	266,441	219,256
Non-derivative financial liabilities, undiscounted cash flows	689,460	417,728
Later than one year and not later than two years [Member]
Schedule of Non-Derivative Financial Liabilities Per Maturity Intervals, Corresponding to Balance Sheets' Remaining Period Until Contract Maturity Date [Line Items]
Loans and financing	692,678	140,566
Loans and financing (interest)	69,960	15,884
Debentures	187,860	116,518
Lease liabilities	183,267	29,344
Suppliers and other accounts payable	9,672	13,551
Non-derivative financial liabilities, undiscounted cash flows	1,143,437	315,863
Later than two years and not later than five years [Member]
Schedule of Non-Derivative Financial Liabilities Per Maturity Intervals, Corresponding to Balance Sheets' Remaining Period Until Contract Maturity Date [Line Items]
Loans and financing	77,413	476,967
Loans and financing (interest)	7,819	53,897
Debentures	191,963	349,555
Lease liabilities	131,850	8,248
Suppliers and other accounts payable
Non-derivative financial liabilities, undiscounted cash flows	409,045	888,667
Later than five years [Member]
Schedule of Non-Derivative Financial Liabilities Per Maturity Intervals, Corresponding to Balance Sheets' Remaining Period Until Contract Maturity Date [Line Items]
Loans and financing	7,948
Loans and financing (interest)	803
Debentures
Lease liabilities
Suppliers and other accounts payable
Non-derivative financial liabilities, undiscounted cash flows	R$ 8,751